RESTRICTED CASH	12 Months Ended
Mar. 31, 2026
RESTRICTED CASH
RESTRICTED CASH

5. RESTRICTED CASH

Restricted cash represents amounts held in support of exploration permits. The amounts are refundable subject to the consent of provincial regulatory authorities upon completion of any required reclamation work on the related projects.

The following tables summarize the restricted cash held by project:

	March 31, 2026	March 31, 2025
	($)	($)
IKE	85,008	85,008
DUKE	77,812	77,812
JOY	337,961	337,961
Other	13,765	14,047
	514,546	514,828